Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class A
Trading Symbol	SBIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$140	1.29%
[1]
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge International Value Fund returned 17.47%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.33% and 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
Hitachi, a Japanese industrial electronics conglomerate within the industrials sector, continued to benefit from the demand and buildout of data centers and upgrading of global electrical grids. After of a decade of meaningful restructuring, Hitachi has now become a model for value creation in Japan, which in turn has motivated its management team to find further avenues for growth and returns.

↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace their cloud solutions, the announcement of incorporating AI into its applications, both boosted by an upgraded software release cycle, resulted in healthy revenue and earnings growth as well as increased backlogs.

Top detractors from performance:
↓
Galaxy Entertainment Group, a hotel operator, gaming and resort facilities in Macauin within the consumer discretionary sector, had its share price come under pressure due to lower discretionary spending from the Chinese consumer amid economic headwinds and a real estate crisis in the country (not held at period-end).

↓
Bayer, a German pharmaceutical and agriculture company within the health care sector, saw its share price decline after seeing disappointing results from one of its most anticipated anticoagulant pipeline drugs, as well as a legal challenges in its crop business leading to increased liability estimates.

↓	Samsung Electronics, a Korean consumer electronics company within the IT sector, shares faced headwinds early in the period due to significant oversupply in its mainstay semiconductor segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	17.47	6.11	2.73
Class A (with sales charge)	10.99	4.87	2.12
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 160,409,146
Holdings Count | $ / shares	68	[2]
Advisory Fees Paid, Amount	$ 957,322
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$160,409,146
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$957,322
Portfolio Turnover Rate	25%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class C
Trading Symbol	SBICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$210	1.94%
[3]
Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge International Value Fund returned 16.68%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.33% and 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
Hitachi, a Japanese industrial electronics conglomerate within the industrials sector, continued to benefit from the demand and buildout of data centers and upgrading of global electrical grids. After of a decade of meaningful restructuring, Hitachi has now become a model for value creation in Japan, which in turn has motivated its management team to find further avenues for growth and returns.

↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace their cloud solutions, the announcement of incorporating AI into its applications, both boosted by an upgraded software release cycle, resulted in healthy revenue and earnings growth as well as increased backlogs.

Top detractors from performance:
↓
Galaxy Entertainment Group, a hotel operator, gaming and resort facilities in Macauin within the consumer discretionary sector, had its share price come under pressure due to lower discretionary spending from the Chinese consumer amid economic headwinds and a real estate crisis in the country (not held at period-end).

↓
Bayer, a German pharmaceutical and agriculture company within the health care sector, saw its share price decline after seeing disappointing results from one of its most anticipated anticoagulant pipeline drugs, as well as a legal challenges in its crop business leading to increased liability estimates.

↓	Samsung Electronics, a Korean consumer electronics company within the IT sector, shares faced headwinds early in the period due to significant oversupply in its mainstay semiconductor segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	16.68	5.39	1.99
Class C (with sales charge)	15.68	5.39	1.99
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 160,409,146
Holdings Count | $ / shares	68	[4]
Advisory Fees Paid, Amount	$ 957,322
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$160,409,146
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$957,322
Portfolio Turnover Rate	25%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class R
Trading Symbol	LIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$159	1.46%
[5]
Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge International Value Fund returned 17.14%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.33% and 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
Hitachi, a Japanese industrial electronics conglomerate within the industrials sector, continued to benefit from the demand and buildout of data centers and upgrading of global electrical grids. After of a decade of meaningful restructuring, Hitachi has now become a model for value creation in Japan, which in turn has motivated its management team to find further avenues for growth and returns.

↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace their cloud solutions, the announcement of incorporating AI into its applications, both boosted by an upgraded software release cycle, resulted in healthy revenue and earnings growth as well as increased backlogs.

Top detractors from performance:
↓
Galaxy Entertainment Group, a hotel operator, gaming and resort facilities in Macauin within the consumer discretionary sector, had its share price come under pressure due to lower discretionary spending from the Chinese consumer amid economic headwinds and a real estate crisis in the country (not held at period-end).

↓
Bayer, a German pharmaceutical and agriculture company within the health care sector, saw its share price decline after seeing disappointing results from one of its most anticipated anticoagulant pipeline drugs, as well as a legal challenges in its crop business leading to increased liability estimates.

↓	Samsung Electronics, a Korean consumer electronics company within the IT sector, shares faced headwinds early in the period due to significant oversupply in its mainstay semiconductor segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	17.14	5.87	2.49
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 160,409,146
Holdings Count | $ / shares	68	[6]
Advisory Fees Paid, Amount	$ 957,322
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$160,409,146
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$957,322
Portfolio Turnover Rate	25%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class I
Trading Symbol	SBIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$101	0.93%
[7]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge International Value Fund returned 17.87%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.33% and 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
Hitachi, a Japanese industrial electronics conglomerate within the industrials sector, continued to benefit from the demand and buildout of data centers and upgrading of global electrical grids. After of a decade of meaningful restructuring, Hitachi has now become a model for value creation in Japan, which in turn has motivated its management team to find further avenues for growth and returns.

↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace their cloud solutions, the announcement of incorporating AI into its applications, both boosted by an upgraded software release cycle, resulted in healthy revenue and earnings growth as well as increased backlogs.

Top detractors from performance:
↓
Galaxy Entertainment Group, a hotel operator, gaming and resort facilities in Macauin within the consumer discretionary sector, had its share price come under pressure due to lower discretionary spending from the Chinese consumer amid economic headwinds and a real estate crisis in the country (not held at period-end).

↓
Bayer, a German pharmaceutical and agriculture company within the health care sector, saw its share price decline after seeing disappointing results from one of its most anticipated anticoagulant pipeline drugs, as well as a legal challenges in its crop business leading to increased liability estimates.

↓	Samsung Electronics, a Korean consumer electronics company within the IT sector, shares faced headwinds early in the period due to significant oversupply in its mainstay semiconductor segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	17.87	6.48	3.09
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 160,409,146
Holdings Count | $ / shares	68	[8]
Advisory Fees Paid, Amount	$ 957,322
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$160,409,146
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$957,322
Portfolio Turnover Rate	25%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class IS
Trading Symbol	LSIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$92	0.84%
[9]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge International Value Fund returned 17.97%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.33% and 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
Hitachi, a Japanese industrial electronics conglomerate within the industrials sector, continued to benefit from the demand and buildout of data centers and upgrading of global electrical grids. After of a decade of meaningful restructuring, Hitachi has now become a model for value creation in Japan, which in turn has motivated its management team to find further avenues for growth and returns.

↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace their cloud solutions, the announcement of incorporating AI into its applications, both boosted by an upgraded software release cycle, resulted in healthy revenue and earnings growth as well as increased backlogs.

Top detractors from performance:
↓
Galaxy Entertainment Group, a hotel operator, gaming and resort facilities in Macauin within the consumer discretionary sector, had its share price come under pressure due to lower discretionary spending from the Chinese consumer amid economic headwinds and a real estate crisis in the country (not held at period-end).

↓
Bayer, a German pharmaceutical and agriculture company within the health care sector, saw its share price decline after seeing disappointing results from one of its most anticipated anticoagulant pipeline drugs, as well as a legal challenges in its crop business leading to increased liability estimates.

↓	Samsung Electronics, a Korean consumer electronics company within the IT sector, shares faced headwinds early in the period due to significant oversupply in its mainstay semiconductor segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	17.97	6.56	3.18
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 160,409,146
Holdings Count | $ / shares	68	[10]
Advisory Fees Paid, Amount	$ 957,322
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$160,409,146
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$957,322
Portfolio Turnover Rate	25%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.